Consolidated and Combined Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 27, 2013	Sep. 27, 2013	Sep. 28, 2012
Current Assets:
Cash and cash equivalents	$ 287.8	$ 275.5	$ 0
Accounts receivable, less allowance for doubtful accounts	396.8	400.8	315.4
Inventories	428.9	403.1	435.3
Deferred income taxes	163.5	171.1	119.9
Prepaid expenses and other current assets	131.8	134.4	31.0
Total current assets	1,408.8	1,384.9	901.6
Property, plant and equipment, net	997.3	997.4	945.2
Goodwill	532.0	532.0	507.5
Intangible assets, net	413.3	422.1	365.6
Other assets	218.0	220.2	179.0
Total Assets	3,569.4	3,556.6	2,898.9
Current Liabilities:
Current maturities of long-term debt	1.4	1.5	1.3
Accounts payable	144.5	120.9	112.5
Accrued payroll and payroll-related costs	32.7	66.5	60.3
Accrued branded rebates	37.5	34.6	24.3
Accrued and other current liabilities	337.9	376.7	221.7
Total current liabilities	554.0	600.2	420.1
Long-term debt	918.0	918.3	8.9
Pension and postretirement benefits	105.9	108.0	189.6
Environmental liabilities	38.7	39.5	136.5
Deferred income taxes	317.3	310.1	73.7
Other income tax liabilities	149.7	153.1	19.4
Other liabilities	176.5	171.8	158.8
Total liabilities	2,260.1	2,301.0	1,007.0
Commitments and contingencies
Shareholders' Equity:
Preferred shares, $0.20 par value, 500,000,000 authorized; none issued and outstanding	0	0	0
Ordinary shares	11.6	11.5	0
Ordinary shares held in treasury at cost	(0.9)	0	0
Additional paid-in capital	1,110.8	1,102.1	0
Retained earnings	79.1	33.5	0
Parent company investment		0	1,807.0
Accumulated other comprehensive income	108.7	108.5	84.9
Total Shareholders' Equity	1,309.3	1,255.6	1,891.9
Total Liabilities and Shareholders' Equity	$ 3,569.4	$ 3,556.6	$ 2,898.9